Document And Entity Information	Oct. 27, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	SERITAGE GROWTH PROPERTIES
Entity Central Index Key	0001628063
Entity Emerging Growth Company	false
Entity File Number	001-37420
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	38-3976287
Entity Address, Address Line One	500 Fifth Avenue, Suite 1530
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10110
City Area Code	212
Local Phone Number	355-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common shares of beneficial interest, par value $0.01 per share
Trading Symbol	SRG
Security Exchange Name	NYSE
7.00% Series A cumulative redeemable preferred shares of beneficial interest, par value $0.01 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	7.00% Series A cumulative redeemable preferred shares of beneficial interest, par value $0.01 per share
Trading Symbol	SRG-PA
Security Exchange Name	NYSE